Taxes - Deferred tax assets by companies (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes
Net deferred tax assets, companies that reported profit this and previous year	kr 315	kr 1,438	kr 1,760
Net deferred tax assets, companies that reported profit this year but loss previous year	53
Net deferred tax assets, companies that reported loss this year		473	6
Total deferred tax assets according to the balance sheet	368	1,911	1,766
Sweden
Taxes
Tax disputes interest expenses provision	kr 361	kr 305	kr 247